OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of other Payable and Accrued Liabilities

Other payables and accrued liabilities consist of the following:

	December 31,	December 31,
	2019	2018

Payables to non-trade vendors and service providers	$3,102,018	$225,274
Salary payables	393,944	126,200
Other miscellaneous payables	132,847	86,825
Total other payables and accrued liabilities	$3,628,809	$438,299